UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23205

FS Energy Total Return Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Energy Total Return Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

FS Energy Total Return Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of July 31, 2017 is set forth below:

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FS Energy Total Return Fund

Unaudited Schedule of Investments

As of July 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Master Limited Partnerships—30.3%
Delek Logistics Partners, LP		Midstream	23,100	$698	$807
Energy Transfer Partners, L.P.		Midstream	30,000	680	621
EnLink Midstream Partners, LP		Midstream	24,000	416	397
Holly Energy Partners, L.P.		Midstream	6,800	231	245
MPLX LP		Midstream	13,000	460	472
Noble Midstream Partners LP	(h)	Midstream	24,545	993	1,094
Spectra Energy Partners, LP		Midstream	15,800	682	714
Sunoco LP		Midstream	8,500	253	275
Tallgrass Energy Partners, LP		Midstream	4,500	230	230
Tesoro Logistics LP		Midstream	8,600	459	448
Western Gas Partners, LP		Midstream	14,900	825	774
Total Master Limited Partnerships				5,927	6,077
Preferred Equity—7.3%
Teekay LNG Partners L.P., Series A, 9.0%		Midstream	30,100	736	763
Teekay Offshore Partners L.P., Series B, 8.5%		Midstream	30,725	672	708
Total Preferred Equity				1,408	1,471
Common Equity—66.1%
AltaGas Ltd.	(d)(e)	Midstream	22,500	521	524
Antero Resources Midstream Management LLC		Midstream	11,000	246	233
BP p.l.c.	(d)	Upstream	23,700	800	833
Enbridge Energy Management, L.L.C.	(d)(f)	Midstream	61,488	1,057	933
EnLink Midstream, LLC	(d)	Midstream	17,000	321	298
Gibson Energy Inc.	(d)(e)	Midstream	34,700	517	452
Hoegh LNG Partners LP		Midstream	40,100	798	788
Kinder Morgan Canada Ltd.	(e)	Midstream	58,823	742	829
Kinder Morgan, Inc.	(d)	Midstream	26,900	570	550
Macquarie Infrastructure Corp.	(d)	Midstream	15,200	1,167	1,152
NextEra Energy Partners, LP		Power	14,900	469	614
Occidental Petroleum Corp.		Upstream	8,000	488	495
ONEOK, Inc.	(d)	Midstream	15,000	797	849
Plains GP Holdings, L.P., Class A Shares	(d)	Midstream	32,500	989	889
Royal Dutch Shell plc, Class B Shares	(d)	Upstream	25,900	1,415	1,499
Targa Resources Corp.	(d)	Midstream	28,300	1,593	1,313
TOTAL S.A.	(d)	Upstream	7,300	365	370
Veresen Inc.	(d)(e)	Midstream	43,000	448	628
Total Common Equity				13,303	13,249

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FS Energy Total Return Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2017

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Fixed Income—13.7%
Exterran Energy Solutions, L.P., 8.1%, 5/1/2025	(d)	Service & Equipment	$437	$437	$457
Gulfport Energy Corp., 6.4%, 5/15/2025	(d)	Upstream	700	690	701
Jones Energy Holdings LLC, 9.3%, 3/15/2023	(d)	Upstream	300	300	240
Jupiter Resources Inc., 8.5%, 10/1/2022	(d)	Upstream	800	686	574
Weatherford International Ltd., 9.9%, 3/1/2039	(d)	Service & Equipment	700	773	776
Total Fixed Income				2,886	2,748
Short-Term Investments—2.7%
State Street Institutional Treasury Money Market Fund, 0.57%	(g)			530	530
Total Short-Term Investments				530	530
TOTAL INVESTMENTS—120.1%				$24,054	24,075
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.1)%					(4,024)
NET ASSETS—100.0%					$20,051

Shares outstanding at period end (Class A)					18,478
Net asset value per common share at period end (Class A)					$12.12

Shares outstanding at period end (Class I)					1,634,491
Net asset value per common share at period end (Class I)					$12.13

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of the Fund. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent unaudited financial statements.
(d)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2017, there were no securities rehypothecated by BNP.
(e)	Investment denominated in Canadian dollars. Cost is converted into U.S. dollars on purchase date and fair value is converted into U.S. dollars as of July 31, 2017.
(f)	Security is non-income producing.
(g)	Rate represents the seven-day yield as of July 31, 2017.

(h)	Fair valued security. The Fund valued its private investment in public equity investment that will become publicly tradeable based on the market value of the publicly-traded security less discount.

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2017

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s unaudited financial statements contained in its semi-annual report for the period from March 15, 2017 (Commencement of Operations) to April 30, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2017:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$5,927	$6,077	25%
Preferred Equity	1,408	1,471	6%
Common Equity	13,303	13,249	55%
Fixed Income	2,886	2,748	12%
Short-Term Investments	530	530	2%
Total	$24,054	$24,075	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts and/or tax-basis return of capital, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2017, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2017:

Industry Classification	Fair Value	Percentage of Portfolio
Upstream	$4,712	20%
Midstream	16,986	71%
Power	614	2%
Service & Equipment	1,233	5%
Short-Term Investments	530	2%
Total	$24,075	100%

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FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2017

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2017, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	July 31, 2017
Level 1 - Price quotations in active markets	$20,233
Level 2 - Significant other observable inputs	—
Level 3 - Significant unobservable inputs	3,842
$24,075

The following is a reconciliation for the period from March 15, 2017 (Commencement of Operations) through July 31, 2017 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Equity	Fixed Income	Total

Fair value at beginning of period	$—	$—	$—
Accretion of discount (amortization of premium)	—	6	6
Net change in unrealized appreciation (depreciation)	101	(138)	(37)
Purchases	993	2,880	3,873
Net transfers in or out of Level 3	—	—	—
Fair value at end of period	$1,094	$2,748	$3,842
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$101	$(138)	$(37)

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Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Energy Total Return Fund

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	September 22, 2017

By:	/s/ EDWARD T. GALLIVAN, JR.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	September 22, 2017